Property and Equipment (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Property, Plant And Equipment

($ millions)	Land & Building	Equipment	Technology Assets	Leasehold Improvements	Total
Cost
Balance as at October 31, 2017	$1,722	$1,892	$2,088	$1,410	$7,112
Acquisitions	214	96	186	97	593
Additions	142	56	141	148	487
Disposals	(231)	(38)	(33)	(49)	(351)
Foreign currency adjustments and other	36	95	(86)	(21)	24
Balance as at October 31, 2018	$1,883	$2,101	$2,296	$1,585	$7,865
Acquisitions	61	82	44	48	235
Additions	560	139	166	60	925
Disposals	(631)	(171)	(66)	(85)	(953)
Foreign currency adjustments and other	(130)	3	(68)	7	(188)
Balance as at October 31, 2019	$1,743	$2,154	$2,372	$1,615	$7,884

Accumulated depreciation
Balance as at October 31, 2017	$686	$1,450	$1,719	$876	$4,731
Depreciation	62	80	143	69	354
Disposals	(56)	(35)	(24)	(17)	(132)
Foreign currency adjustments and other	13	174	10	31	228
Balance as at October 31, 2018	$705	$1,669	$1,848	$959	$5,181
Depreciation	56	83	179	84	402
Disposals	(134)	(58)	(68)	(75)	(335)
Foreign currency adjustments and other	45	(63)	(24)	9	(33)
Balance as at October 31, 2019	$672	$1,631	$1,935	$977	$5,215

Net book value
Balance as at October 31, 2018	$1,178	$432	$448	$626	$2,684 (1)
Balance as at October 31, 2019	$1,071	$523	$437	$638	$2,669 (1)

(1)	Includes $ 38 (2018 – $ 36 ) of investment property.